UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	05/31/06

     The following Form N-Q relates only to Dreyfus Tax Managed Balanced Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Tax Managed Balanced Fund
May 31, 2006 (Unaudited)
S

Common Stocks--42.2%	Shares	Value ($)

Consumer Discretionary--3.5%
Hilton Hotels	800	21,968
Home Depot	700	26,684
McGraw-Hill Cos.	1,100	56,760
News, Cl. A	1,800	34,326
Target	300	14,676
		154,414
Consumer Staples--10.7%
Altria Group	1,300	94,055
Coca-Cola	1,400	61,642
Estee Lauder Cos., Cl. A	500	20,470
Nestle, ADR	600	44,760
PepsiCo	900	54,414
Procter & Gamble	1,200	65,100
SYSCO	600	18,348
Wal-Mart Stores	700	33,915
Walgreen	1,100	44,660
Whole Foods Market	500	32,500
		469,864
Energy--9.1%
BP, ADR	1,000	70,700
Chevron	1,000	59,790
ConocoPhillips	1,100	69,619
Exxon Mobil	1,600	97,456
Hess	100	15,000
Occidental Petroleum	400	39,636
Total, ADR	700	45,647
		397,848
Financial--8.4%
American Express	600	32,616
Ameriprise Financial	700	32,039
Bank of America	1,200	58,080
Capital One Financial	300	24,831
Citigroup	1,500	73,950
HSBC Holdings, ADR	600	52,332
JPMorgan Chase & Co.	1,000	42,640
Merrill Lynch & Co.	700	50,687
		367,175
Health Care--2.9%
Abbott Laboratories	700	29,890
Eli Lilly & Co.	600	30,984
Johnson & Johnson	700	42,154
UnitedHealth Group	500	21,980
		125,008
Industrial--4.3%
Caterpillar	400	29,180
Emerson Electric	500	41,260
General Electric	2,300	78,798
United Parcel Service, Cl. B	500	40,275
		189,513
Information Technology--2.7%
Automatic Data Processing	600	27,282
Intel	2,800	50,456
Microsoft	1,000	22,650
Yahoo!	600 a	18,954
		119,342
Materials--.6%
Arkema, ADR	17 a,b	628
Praxair	500	26,350
		26,978
Total Common Stocks
(cost $1,836,564)		1,850,142

Long-Term Municipal	Coupon	Maturity	Principal
Investments--49.1%	Rate (%)	Date	Amount ($)	Value ($)

California--7.0%
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	100,000	102,096
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/45	100,000	100,975
Sweetwater Union High School
District Public Financing
Authority, Special Tax Revenue
(Insured; FSA)	5.00	9/1/27	100,000	103,093
Connecticut--2.4%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/35	100,000	103,728
Georgia--2.3%
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.00	11/1/43	100,000	101,818
Hawaii--2.4%
Kauai County,
GO (Insured; FGIC)	5.00	8/1/29	100,000	103,450
Kansas--4.8%
Butler County Unified School
District Number 490, GO
Improvement (Insured; FSA)	5.00	9/1/29	100,000	103,474
Kansas Development Finance
Authority, Revenue (Kansas
Department of
Administration-Comprehensive
Transportation Program)
(Insured; FGIC)	5.00	11/1/25	100,000	104,669
Kentucky--2.4%
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	100,000	105,395
Michigan--2.3%
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group) (Insured;
MBIA)	5.00	11/15/36	100,000	102,464
Minnesota--2.3%
Chaska,
Electric Revenue	5.00	10/1/30	100,000	101,259
Nebraska--2.4%
Lincoln,
Electric System Revenue	5.00	9/1/29	100,000	103,093
Nevada--2.3%
Clark County,
Airport System Revenue
(Insured; AMBAC)	5.00	7/1/40	100,000	101,491
New Jersey--2.3%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hunterdon Medical Center
Issue)	5.13	7/1/35	100,000	100,740
New York--6.9%
Long Island Power Authority,
Electric System General Revenue	5.00	12/1/35	100,000	102,492
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/30	100,000	103,380
Westchester Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/45	100,000	97,368
North Carolina--2.3%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue	5.00	1/15/45	100,000	101,006
South Carolina--2.3%
South Carolina Transportation
Infrastructure Bank, Revenue
(Insured; AMBAC)	5.00	10/1/33	100,000	102,841
Texas--4.7%
North Harris County Regional Water
Authority, Senior Lien Revenue
(Insured; MBIA)	5.00	12/15/32	100,000	102,619
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; MBIA)	5.00	8/1/29	100,000	102,996
Total Long-Term Municipal Investments
(cost $2,150,546)				2,150,447

Short-Term Municipal
Investments--6.9%

Illinois--2.3%
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System) (LOC; Fifth
Third Bank)	3.52	6/1/06	100,000 c	100,000
Maryland--2.3%
Maryland Economic Development
Corporation, Multi-Modal
Revenue (United States
Pharmacopeial Project)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.53	6/1/06	100,000 c	100,000
Rhode Island--2.3%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Care New
England Issue) (LOC; Bank of
America)	3.54	6/1/06	100,000 c	100,000
Total Short-Term Municipal Investments
(cost $300,000)				300,000

Total Investments (cost $4,287,110)			98.2%	4,300,589
Cash and Receivables (Net)			1.8%	78,058
Net Assets			100.0%	4,378,647

ADR - American Depository Receipts a Non-income producing security. b The value of this security has been determined in good faith under the direction of the Board of Trustees. c Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 20, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	July 20, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)